PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	$ 161,733
Derecognition	574	$ 101
Values at end of year	162,736	161,733
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	280,835	228,290
Additions related to business combinations (note 26.2)	3,382	1,323
Additions	30,626	53,159
Derecognition	3,488	1,530
Transfers	0	0
Translation	506	(407)
Values at end of year	311,861	280,835
Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	(119,102)	(94,917)
Additions	32,760	25,324
Derecognition	(2,914)	(1,429)
Translation	177	290
Values at end of year	$ (149,125)	$ (119,102)
Computer equipment and software
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (years)	3 years	3 years
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	$ 37,476
Values at end of year	32,416	$ 37,476
Computer equipment and software | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	92,837	66,602
Additions related to business combinations (note 26.2)	2,213	650
Additions	11,415	26,542
Derecognition	3,083	776
Transfers	26	1
Translation	83	(182)
Values at end of year	103,491	92,837
Computer equipment and software | Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	(55,361)	(42,024)
Additions	18,372	13,899
Derecognition	(2,619)	(746)
Translation	(39)	184
Values at end of year	$ (71,075)	$ (55,361)
Furniture and office supplies
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (years)	5 years	5 years
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	$ 5,496
Values at end of year	5,099	$ 5,496
Furniture and office supplies | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	16,479	14,207
Additions related to business combinations (note 26.2)	287	147
Additions	1,142	2,599
Derecognition	104	458
Transfers	610	(9)
Translation	69	(7)
Values at end of year	18,483	16,479
Furniture and office supplies | Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	(10,983)	(8,475)
Additions	2,419	2,896
Derecognition	(56)	(397)
Translation	38	9
Values at end of year	(13,384)	(10,983)
Office fixtures
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	27,394
Values at end of year	$ 43,341	$ 27,394
Office fixtures | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (years)	3 years	3 years
Office fixtures | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (years)	5 years	5 years
Office fixtures | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	$ 78,210	$ 68,302
Additions related to business combinations (note 26.2)	83	398
Additions	582	1,269
Derecognition	63	296
Transfers	25,975	8,667
Translation	318	(130)
Values at end of year	105,105	78,210
Office fixtures | Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	(50,816)	(42,915)
Additions	10,857	8,110
Derecognition	(63)	(286)
Translation	154	77
Values at end of year	$ (61,764)	$ (50,816)
Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (years)	5 years	5 years
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	$ 163
Values at end of year	338	$ 163
Vehicles | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	276	240
Additions related to business combinations (note 26.2)	350	128
Additions	33	0
Derecognition	238	0
Transfers	0	0
Translation	8	(92)
Values at end of year	429	276
Vehicles | Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	(113)	(11)
Additions	148	82
Derecognition	(176)	0
Translation	6	20
Values at end of year	$ (91)	$ (113)
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (years)	50 years	50 years
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	$ 29,676
Values at end of year	71,649	$ 29,676
Buildings | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	31,505	13,971
Additions related to business combinations (note 26.2)	280	0
Additions	0	0
Derecognition	0	0
Transfers	42,649	17,534
Translation	26	0
Values at end of year	74,460	31,505
Buildings | Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	(1,829)	(1,492)
Additions	964	337
Derecognition	0	0
Translation	18	0
Values at end of year	(2,811)	(1,829)
Lands
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	2,354
Values at end of year	2,354	2,354
Lands | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	2,354	2,354
Additions related to business combinations (note 26.2)	0	0
Additions	0	0
Derecognition	0	0
Transfers	0	0
Translation	0	0
Values at end of year	2,354	2,354
Lands | Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	0	0
Additions	0	0
Derecognition	0	0
Translation	0	0
Values at end of year	0	0
Properties under construction
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	59,174
Values at end of year	7,539	59,174
Properties under construction | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	59,174	62,614
Additions related to business combinations (note 26.2)	169	0
Additions	17,454	22,749
Derecognition	0	0
Transfers	(69,260)	(26,193)
Translation	2	4
Values at end of year	7,539	59,174
Properties under construction | Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	0	0
Additions	0	0
Derecognition	0	0
Translation	0	0
Values at end of year	$ 0	$ 0